LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 6, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017 OF

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Effective October 6, 2017, the number of shares in a Creation Unit of the Fund is as follows:

Fund	Creation Unit Size
Legg Mason International Low Volatility High Dividend ETF	60,000

Please retain this supplement for future reference.

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